Activity in Allowance for Loan Losses (Detail) - USD ($)	3 Months Ended												12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period				$ 6,747,000				$ 6,095,000				$ 5,728,000	$ 6,747,000	$ 6,095,000	$ 5,728,000
Loans charged-off:													(771,000)	(843,000)	(1,459,000)
Recoveries on loans previously charged-off:													909,000	1,085,000	408,000
Net (Charge-offs) Recoveries													138,000	242,000	(1,051,000)
Provision for Loan Losses	$ 88,000	$ 143,000	$ 204,000	$ 190,000	$ 10,000	$ 250,000	$ 0	$ 150,000	$ 152,000	$ 631,000	$ 277,000	$ 358,000	625,271	410,069	1,418,260
Balance at end of period	$ 7,510,000				$ 6,747,000				$ 6,095,000				7,510,000	6,747,000	6,095,000
Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans charged-off:													(627,000)	(534,000)	(1,203,000)
Recoveries on loans previously charged-off:													755,000	905,000	325,000
Installment and Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans charged-off:													(73,000)	(126,000)	(167,000)
Recoveries on loans previously charged-off:													70,000	81,000	68,000
Commercial Financial And Agricultural
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans charged-off:													(71,000)	(183,000)	(89,000)
Recoveries on loans previously charged-off:													$ 84,000	$ 99,000	$ 15,000